UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Shannon River Fund Management Co., LLC

Address:   850 Third Ave, 11th Floor
           New York, New York 10022


Form 13F File Number: 28-12219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Spencer M. Waxman
Title:  Managing Member
Phone:  (212) 331-6555

Signature,  Place,  and  Date  of  Signing:

/s/ Spencer M. Waxman              New York, New York                 11/12/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              46

Form 13F Information Table Value Total:  $      600,400
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    28-12497              Shannon River Capital Management, LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ANDINA ACQUISITION CORP        UNIT 99/99/9999 G0440W118      998   100,000 SH       OTHER      01         100,000      0    0
CHARTER COMMUNICATIONS INC     CL A NEW        16117M305    6,260    83,400 SH       OTHER      01          83,400      0    0
CIRRUS LOGIC INC               COM             172755100   17,506   456,000 SH       OTHER      01         456,000      0    0
COGENT COMM GROUP INC          COM NEW         19239V302   13,794   600,000 SH       OTHER      01         600,000      0    0
CONSTANT CONTACT INC           COM             210313102      435    25,000 SH       OTHER      01          25,000      0    0
DESCARTES SYS GROUP INC        COM             249906108    6,075   695,100 SH       OTHER      01         695,100      0    0
EBAY INC                       COM             278642103   13,302   275,000 SH       OTHER      01         275,000      0    0
EXTREME NETWORKS INC           COM             30226D106    5,692 1,699,200 SH       OTHER      01       1,699,200      0    0
FACEBOOK INC                   CL A            30303M102    8,664   400,000 SH       OTHER      01         400,000      0    0
HAWAIIAN TELCOM HOLDCO INC     COM             420031106    4,846   273,344 SH       OTHER      01         273,344      0    0
IMAX CORP                      COM             45245E109    7,367   370,000 SH       OTHER      01         370,000      0    0
IMMERSION CORPORATION          COM             452521107    6,222 1,137,528 SH       OTHER      01       1,137,528      0    0
INTERDIGITAL INC               COM             45867G101   39,134 1,050,000 SH       OTHER      01       1,050,000      0    0
INTERXION HOLDING N.V          SHS             N47279109   35,932 1,581,535 SH       OTHER      01       1,581,535      0    0
LOGMEIN INC                    COM             54142L109    1,429    63,716 SH       OTHER      01          63,716      0    0
LORAL SPACE & COMMUNICATNS INC COM             543881106   43,446   611,056 SH       OTHER      01         611,056      0    0
LUMOS NETWORKS CORP CMN        COM             550283105    8,253 1,050,000 SH       OTHER      01       1,050,000      0    0
MADISON SQUARE GARDEN CO       CL A            55826P100   28,938   718,600 SH       OTHER      01         718,600      0    0
MDC PARTNERS INC               CL A SUB VTG    552697104    1,234   100,000 SH       OTHER      01         100,000      0    0
MEDIDATA SOLUTIONS INC         COM             58471A105    6,997   168,606 SH       OTHER      01         168,606      0    0
MELLANOX TECHNOLOGIES LTD      SHS             M51363113   10,317   101,613 SH       OTHER      01         101,613      0    0
NORDION INC.                   COM             65563C105    4,272   632,855 SH       OTHER      01         632,855      0    0
NTELOS HLDGS CORP              COM             67020Q305      434    25,000 SH       OTHER      01          25,000      0    0
PANDORA MEDIA INC              COM             698354107    5,475   500,000 SH       OTHER      01         500,000      0    0
PDF SOLUTIONS INC              COM             693282105   17,150 1,255,524 SH       OTHER      01       1,255,524      0    0
PEGASYSTEMS INC                COM             705573103   26,549   914,206 SH       OTHER      01         914,206      0    0
PRICELINE COM INC              COM NEW         741503403   30,954    50,000 SH       OTHER      01          50,000      0    0
REGAL ENTMT GROUP              CL A            758766109   25,861 1,838,000 SH       OTHER      01       1,838,000      0    0
RESEARCH IN MOTION LTD         COM             760975102    4,500   600,000 SH       OTHER      01         600,000      0    0
ROGERS COMMUNICATIONS INC      CL B            775109200    8,811   218,100 SH       OTHER      01         218,100      0    0
SCIENTIFIC GAMES CORP          CL A            80874P109    7,329   885,700 SH       OTHER      01         885,700      0    0
SEACHANGE INTERNATIONAL INC    COM             811699107    4,084   520,222 SH       OTHER      01         520,222      0    0
7 DAYS GROUP HLDGS LTD         ADR             81783J101    3,866   332,700 SH       OTHER      01         332,700      0    0
SINA CORP                      ORD             G81477104    9,702   150,000 SH       OTHER      01         150,000      0    0
SINCLAIR BROADCAST GROUP INC   CL A            829226109    6,053   540,000 SH       OTHER      01         540,000      0    0
SIRIUS XM RADIO INC            COM             82967N108   16,835 6,500,000 SH       OTHER      01       6,500,000      0    0
SIX FLAGS ENTMT CORP NEW       COM             83001A102   20,878   355,075 SH       OTHER      01         355,075      0    0
TESSERA TECHNOLOGIES INC       COM             88164L100    4,040   295,304 SH       OTHER      01         295,304      0    0
TIVO INC                       COM             888706108   31,814 3,050,200 SH       OTHER      01       3,050,200      0    0
TW TELECOM INC                 COM             87311L104   26,442 1,013,500 SH       OTHER      01       1,013,500      0    0
UNWIRED PLANET INC NEW         COM             91531F103    3,642 1,897,000 SH       OTHER      01       1,897,000      0    0
VERIZON COMMUNICATIONS INC     COM             92343V104   18,228   400,000 SH       OTHER      01         400,000      0    0
VIRGIN MEDIA INC               COM             92769L101   21,859   743,000 SH       OTHER      01         743,000      0    0
WEB COM GROUP INC              COM             94733A104   18,650 1,039,025 SH       OTHER      01       1,039,025      0    0
WI-LAN INC                     COM             928972108    5,603   998,700 SH       OTHER      01         998,700      0    0
YAHOO INC                      COM             984332106   10,528   659,000 SH       OTHER      01         659,000      0    0
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